INVENTORIES (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Classes of current inventories [abstract]
Raw materials and auxiliary materials	$ 1,158	$ 969
Work in process	277	214
Finished products	800	1,077
Inventory, Total	$ 2,235	$ 2,260